Schedule of Investments

July 31, 2019 (Unaudited)

Schedule of Investments LSV Value Equity Fund

	Shares	Value (000)
Common Stock (99.5%)
Aerospace & Defense (2.8%)
Arconic	368,600	$9,230
Huntington Ingalls Industries	83,130	18,979
Raytheon	133,580	24,350
Spirit AeroSystems Holdings, Cl A	196,610	15,107
Textron	404,600	19,947
Vectrus*	6,438	260

		87,873

Agricultural Operations (0.3%)
Archer-Daniels-Midland	193,200	7,938

Agricultural Products (0.4%)
Ingredion	143,600	11,099

Air Freight & Logistics (1.0%)
FedEx	189,400	32,299

Aircraft (2.3%)
American Airlines Group	236,720	7,222
Delta Air Lines	383,500	23,409
JetBlue Airways*	814,200	15,657
United Airlines Holdings*	279,400	25,680

		71,968

Apparel Retail (0.4%)
Foot Locker	293,500	12,051

Asset Management & Custody Banks (1.9%)
Ameriprise Financial	226,700	32,987
Bank of New York Mellon	213,900	10,036
Legg Mason	237,805	8,956
State Street	128,905	7,488

		59,467

Automotive (3.1%)
American Axle & Manufacturing Holdings*	636,200	7,679
BorgWarner	305,510	11,548
Cooper-Standard Holdings*	58,935	2,916
Ford Motor	1,610,770	15,351
General Motors	802,500	32,373
Goodyear Tire & Rubber	395,880	5,435
Lear	92,440	11,719
Thor Industries	153,200	9,131

		96,152

Automotive Retail (0.4%)
Group 1 Automotive	162,800	13,669

Banks (10.7%)
Bank of America	1,985,405	60,912
BB&T	305,900	15,763

LSV Value Equity Fund

	Shares	Value (000)
Banks (continued)
CIT Group	215,800	$10,909
Citizens Financial Group	798,000	29,734
Fifth Third Bancorp	638,410	18,954
Huntington Bancshares	1,128,110	16,076
JPMorgan Chase	589,235	68,351
Keycorp	1,173,400	21,555
PNC Financial Services Group	95,700	13,676
Regions Financial	1,565,800	24,943
SunTrust Banks	381,490	25,407
Zions Bancorp	585,400	26,384

		332,664

Biotechnology (2.3%)
Amgen	198,480	37,032
Biogen*	82,600	19,644
Gilead Sciences	234,600	15,371

		72,047

Broadcasting, Newspapers & Advertising (0.4%)

Building & Construction (0.8%)
Owens Corning	159,750	9,265
PulteGroup	456,100	14,372

		23,637

Chemicals (2.6%)
Celanese, Cl A	191,600	21,492
Chemours	297,500	5,673
Eastman Chemical	295,100	22,236
Huntsman	489,700	10,063
LyondellBasell Industries, Cl A	245,200	20,521

		79,985

Commercial Printing (0.2%)
Deluxe	139,177	6,210
RR Donnelley & Sons	86,399	175

		6,385

Commercial Services (0.4%)
Western Union	538,900	11,317

Commodity Chemicals (0.7%)
Cabot	181,300	8,108
Kronos Worldwide	365,200	4,897
Trinseo	206,500	8,014

		21,019

Computer & Electronics Retail (0.7%)
Best Buy	283,600	21,704
GameStop, Cl A	74,587	300

		22,004

Schedule of Investments

July 31, 2019 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Computers & Services (3.1%)
DXC Technology	169,900	$9,475
Hewlett Packard Enterprise	1,274,200	18,310
HP	895,700	18,845
NCR*	238,800	8,074
Oracle	490,600	27,621
Seagate Technology	283,000	13,106

		95,431

Diversified REIT’s (0.7%)
Lexington Realty Trust	693,600	6,846
VEREIT	1,552,800	14,161

		21,007

Drug Retail (1.0%)
Walgreens Boots Alliance	578,700	31,533

Electrical Components & Equipment (1.1%)
Acuity Brands	56,600	7,597
Eaton	337,300	27,723

		35,320

Electrical Services (1.9%)
Edison International	179,600	13,387
Exelon	687,500	30,979
FirstEnergy	351,300	15,447

		59,813

Financial Services (7.2%)
Ally Financial	545,000	17,936
Capital One Financial	313,100	28,937
Citigroup	1,020,100	72,590
Discover Financial Services	342,000	30,691
Goldman Sachs Group	58,245	12,821
Lazard, Cl A(A)	212,700	8,234
Morgan Stanley	609,800	27,173
Navient	755,400	10,689
Santander Consumer USA Holdings	575,000	15,473

		224,544

Food, Beverage & Tobacco (2.2%)
JM Smucker	207,395	23,060
Molson Coors Brewing, Cl B	225,400	12,169
Pilgrim’s Pride*	317,910	8,603
Tyson Foods, Cl A	325,100	25,846

		69,678

Forest Products (0.4%)
Louisiana-Pacific	460,100	12,027

General Merchandise Stores (0.8%)
Big Lots	121,415	3,108
Target	268,255	23,177

		26,285

LSV Value Equity Fund

	Shares	Value (000)
Health Care Distributors (0.5%)
McKesson	111,600	$15,507

Health Care Facilities (1.6%)
HCA Holdings	220,800	29,479
Universal Health Services, Cl B	135,400	20,426

		49,905

Health Care REIT’s (0.5%)
Industrial Logistics Properties Trust	66,014	1,412
Medical Properties Trust	589,040	10,308
Senior Housing Properties Trust	495,120	4,060

		15,780

Health Care Services (0.1%)
CVS Health	48,508	2,710

Homefurnishing Retail (0.4%)
Williams-Sonoma	203,900	13,596

Hotels & Lodging (0.3%)
Wyndham Destinations	220,100	10,358

Household Products, Furniture & Fixtures (0.6%)
Whirlpool	132,300	19,247

Human Resource & Employment Services (0.5%)
ManpowerGroup	179,200	16,370

Information Technology (0.2%)
Belden	164,700	7,487

Insurance (5.3%)
Allstate	289,800	31,124
Genworth Financial, Cl A*	387,700	1,547
Hartford Financial Services Group	399,200	23,006
Lincoln National	262,145	17,129
MetLife	439,340	21,712
MGIC Investment	891,200	11,452
Principal Financial Group	218,300	12,670
Prudential Financial	299,200	30,312
Voya Financial	264,000	14,829

		163,781

IT Consulting & Other Services (0.9%)
International Business Machines	180,700	26,787

Leasing & Renting (0.3%)
Triton International	246,500	8,154

Machinery (4.5%)
AGCO	227,500	17,517

Schedule of Investments

July 31, 2019 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Machinery (continued)
Allison Transmission Holdings	391,200	$17,976
Caterpillar	176,000	23,174
Cummins	240,100	39,376
Oshkosh	157,300	13,146
PACCAR	275,200	19,302
Terex	335,300	10,210

		140,701

Media & Entertainment (1.3%)
AMC Networks, Cl A*	210,100	11,215
Comcast, Cl A	218,200	9,420
DISH Network, Cl A*	248,000	8,397
TEGNA	600,600	9,123

		38,155

Metal & Glass Containers (0.3%)
Owens-Illinois	572,100	9,709

Mortgage REIT’s (0.7%)
Annaly Capital Management	1,257,100	12,005
Starwood Property Trust	376,070	8,736

		20,741

Motorcycle Manufacturers (0.3%)
Harley-Davidson	260,600	9,324

Movies & Entertainment (0.3%)
Viacom, Cl B	354,600	10,762

Office Electronics (0.4%)
Xerox	416,200	13,360

Office Equipment (0.0%)
Pitney Bowes	225,680	914

Office REIT’s (0.3%)
Office Properties Income Trust	34,156	962
Piedmont Office Realty Trust, Cl A	376,265	7,830

		8,792

Oil & Gas Equipment & Services (0.2%)
McDermott International*	925,500	5,942

Paper & Paper Products (0.0%)
Clearwater Paper*	506	10

Paper Packaging (1.6%)
International Paper	430,100	18,886
Packaging of America	138,900	14,025
Westrock	493,000	17,772

		50,683

LSV Value Equity Fund

	Shares	Value (000)
Petroleum & Fuel Products (7.1%)
Carrizo Oil & Gas*	337,635	$3,218
Chevron	405,100	49,872
ConocoPhillips	505,300	29,853
ExxonMobil	401,200	29,833
Gulfport Energy*	626,400	2,368
HollyFrontier	373,200	18,574
Marathon Petroleum	349,500	19,708
Phillips 66	304,000	31,178
Valero Energy	427,900	36,479

		221,083

Pharmaceuticals (5.8%)
AbbVie	340,600	22,691
Jazz Pharmaceuticals*	110,600	15,415
Johnson & Johnson	294,400	38,337
Mallinckrodt*	286,200	1,949
Merck	318,700	26,449
Pfizer	1,924,100	74,732

		179,573

Real Estate (0.7%)
DiamondRock Hospitality	1,073,500	10,810
Host Hotels & Resorts	627,100	10,905

		21,715

Reinsurance (0.6%)
Everest Re Group	72,040	17,768

Retail (2.1%)
Brinker International	110,180	4,391
Dick’s Sporting Goods	318,515	11,839
Kohl’s	232,600	12,528
Kroger	1,117,300	23,642
Macy’s	330,800	7,519
Office Depot	3,107,000	6,338

		66,257

Semi-Conductors/Instruments (5.3%)
Applied Materials	438,060	21,627
Cirrus Logic*	120,725	5,922
Intel	1,336,300	67,550
Lam Research	157,000	32,752
Micron Technology*	319,100	14,324
Skyworks Solutions	178,500	15,222
Vishay Intertechnology	440,620	7,491

		164,888

Specialized REIT’s (0.3%)
Hospitality Properties Trust	343,400	8,486

Steel & Steel Works (0.4%)
Reliance Steel & Aluminum	127,130	12,707

Technology Distributors (0.9%)
Avnet	343,500	15,602

Schedule of Investments

July 31, 2019 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)

Technology Distributors (continued)
Insight Enterprises*	198,400	$10,916

		26,518

Telephones & Telecommunications (5.0%)
AT&T	876,400	29,841
Cisco Systems	658,600	36,486
Corning	234,000	7,196
Juniper Networks	391,700	10,584
Verizon Communications	1,311,100	72,465

		156,572

Thrifts & Mortgage Finance (0.3%)
Radian Group	409,000	9,325

Trucking (0.3%)
Ryder System	171,800	9,150

Water Utilities (0.2%)
Gannett	682,365	6,994

TOTAL COMMON STOCK (Cost 2,813,129)		3,097,023

	Face Amount (000)

Repurchase Agreement (0.1%)
South Street Securities 2.300%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $4,530 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $4,268, 0.000% - 3.000%, 11/30/19 - 02/15/49; total market value $4,620)	$4,529	4,529

TOTAL REPURCHASE AGREEMENT (Cost 4,529)		4,529

Total Investments – 99.6% (Cost $2,817,658)		$3,101,552

Percentages are based on Net Assets of $3,105,425 (000).

Cl — Class

REIT — Real Estate Investment Trust

*	Non-income producing security.
(A)	Security is a Master Limited Partnership. At July 31, 2019 such securities amounted to $8,234(000), or 0.3% of the Net Assets of the Fund.

The following is a list of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,097,023	$—	$—	$3,097,023
Repurchase Agreement	—	4,529	—	4,529

Total Investments in Securities	$3,097,023	$4,529	$—	$3,101,552

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-001-3200

4